LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2024	Nominal Interest Rate	Year of Maturity	December 31, 2024	December 31, 2023
Variable rate debt
Senior unsecured credit facilities(1)(2)(3)(4)	3,525	5.35(5)	Various(1)(2)	1,148	778
Fixed rate debt
Senior unsecured medium-term notes series 3	450	4.75	2043	450	450
Senior unsecured medium-term notes series 4	600	4.81	2044	600	600
Senior unsecured medium-term notes series 5	550	3.54	2025	550	550
Senior unsecured medium-term notes series 6	600	4.24	2027	600	600
Senior unsecured medium-term notes series 7	600	3.71	2026	600	600
Senior unsecured medium-term notes series 8	—	2.99	2024	—	650
Senior unsecured medium-term notes series 9	550	4.74	2047	550	550
Senior unsecured medium-term notes series 10	650	4.02	2028	650	650
Senior unsecured medium-term notes series 11	800	4.75	2048	800	800
Senior unsecured medium-term notes series 12	650	3.62	2029	650	650
Senior unsecured medium-term notes series 13	700	4.54	2049	700	700
Senior unsecured medium-term notes series 15	600	3.31	2030	600	600
Senior unsecured medium-term notes series 16	400	4.67	2050	400	400
Senior unsecured medium-term notes series 17	500	3.53	2031	500	500
Senior unsecured medium-term notes series 18	500	4.49	2051	500	500
Senior unsecured medium-term notes series 19	—	5.72	2026	—	300
Senior unsecured medium-term notes series 20	750	5.02	2032	750	—
Senior unsecured medium-term notes series 21	600	5.21	2034	600	—
Senior unsecured medium-term notes series 22	750	5.67	2054	750	—
Senior unsecured medium-term notes series 23	650	5.22	2033	650	—
Total fixed rate loans and borrowings outstanding				10,900	9,100
Deferred financing costs				12	25
Total loans and borrowings				12,060	9,903
Less current portion loans and borrowings				(1,525)	(650)
Total non-current loans and borrowings				10,535	9,253
Subordinated hybrid notes
Subordinated notes, series 1	600	4.80	2081	596	596
(1)    Pembina's unsecured credit facilities include a $1.5 billion revolving facility that matures in June 2029, a $1.0 billion sustainability linked revolving facility that matures in June 2027, a U.S. $250 million non-revolving term loan that matures in May 2025 and a $50 million operating facility that matures in June 2025, which is typically renewed on an annual basis.
(2)    Alliance's unsecured credit facilities include a $270 million term loan, and a U.S. $240 million term loan, both of which mature in December 2025.
(3)    Includes U.S. $250 million variable rate debt outstanding at December 31, 2024 (2023: U.S. $250 million), with the full notional amount hedged using an interest rate swap at 1.47 percent.
(4)    The U.S. dollar denominated non-revolving term loan is designated as a hedge of the Company's net investment in selected foreign operations with a U.S. dollar functional currency.
(5)    The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2024. Borrowings under the credit facilities bear interest at prime rates, the Canadian Overnight Repo Rate Average ("CORRA"), or the USD Secured Overnight Financing Rate ("SOFR"), plus applicable margins. The impact of interest rate hedges described in the footnote above are not reflected in this figure. Pembina's financial covenants under the indenture governing its medium-term notes and the agreements governing the credit facilities include the following:

Debt	Financial Covenant(1)	Ratio
Senior unsecured medium-term notes	Funded Debt to Capitalization	Maximum 0.70(2)
Credit facilities	Debt to Capital	Maximum 0.70(3)
(1)    Terms as defined in relevant agreements.
(2)    Covenant must be met at the reporting date and filed within 90 days after the end of each fiscal year and within 10 business days after filing of the Consolidated Financial Statements.
(3) Covenant must be met at the reporting date and filed within 120 days after the end of each fiscal year and 60 days after each quarter.